CONVERTIBLE DEBT (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016
Debt Disclosure [Abstract]
Schedule of convertible debt
	As of
	March 31, 2017	June 30, 2016
Convertible Security	$4,943	$5,991
Convertible Notes	559	475
	$5,502	$6,466

	As of June 30,
	2016	2015
Convertible Notes	$475	$-
Convertible Security	5,991	-
	$6,466	$-

Schedule of change in convertible security balance

Changes in the Lind Partners Asset Management IV, LLC (“Lind”) convertible security (the “Convertible Security”) balance are comprised of the following:

Convertible Security
Balance, June 30, 2016	$5,991
Additional debt drawdown	1,000
Conversions, at fair value	(2,212)
Change in fair market value	164
Balance, March 31, 2017	$4,943

The following table discloses the components associated with this transaction on the closing date:

Convertible Notes
Face value of Notes on closing	$800
Less:
Transaction costs	(47)
Conversion component	(360)
Convertible notes, opening balance	$393

Schedule of changes in the notes balance

Changes in the Company’s outstanding convertible promissory notes (the “Convertible Notes”) balance are comprised of the following:

Convertible Notes
Balance, June 30, 2016	$475
Accreted interest, net of interest paid	84
Balance, March 31, 2017	$559
Changes in the Notes balance are comprised of the following:
Convertible Notes
Notes, balance on closing	$393
Accreted interest, net of interest paid	82
Balance, June 30, 2016	$475

Schedule of derivative liability related to the conversion feature

The changes in the derivative liability related to the conversion feature are as follows:

Derivative Liability
Balance, June 30, 2016	$330
Change in fair value of derivative liability	(215)
Balance, March 31, 2017	$115

The changes in the derivative liability related to the conversion feature are as follows:

Derivative Liability
Opening balance	$360
Change in fair value of derivative liability	(30)
Balance, June 30, 2016	$330

Schedule of change in convertible security balance

Changes in the Convertible Security balance are comprised of the following:

Convertible Security
Opening balance	$4,500
Conversions	(638)
Change in fair market value	2,129
Balance, June 30, 2016	$5,991